Organization (Details)			1 Months Ended	6 Months Ended	12 Months Ended	13 Months Ended
	Aug. 10, 2021 shares	Feb. 16, 2021 USD ($) Entities Business $ / shares shares	Apr. 30, 2020 USD ($)	Jul. 03, 2021 USD ($) EMPLOYEE Vote $ / shares shares	Dec. 31, 2020 USD ($) employee $ / shares shares	Jul. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					10			10
Common stock, par value (in dollars per share) | $ / shares					$ 0.01			$ 0.01
Preferred stock, shares authorized (in shares)		10,000,000		10,000,000	10,000,000
Cash received from provident relief fund | $			$ 1,247,000
Number of LLC interest held (in shares)		31,838,589
Subsequent Event
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		10,000,000
BV LLC
Class of Stock [Line Items]
Number of employees | employee					700
Number of entities acquired | Business		10
BV LLC | Subsequent Event
Class of Stock [Line Items]
Number of entities acquired | Entities		10
Number of LLC interest held (in shares)	41,038,589	31,838,589
IPO
Class of Stock [Line Items]
Proceeds from public offering | $		$ 111,228,000
Payment of underwriting discounts and commissions | $		8,372,000
Sale of stock, offering costs | $		4,778,000
Payment of offering expenses | $				$ 3,451,000	$ 1,327,000
IPO | Subsequent Event
Class of Stock [Line Items]
Proceeds from public offering | $		111,228
Payment of underwriting discounts and commissions | $		8,372
Sale of stock, offering costs | $		$ 4,310
Bio Ventus LLC
Class of Stock [Line Items]
Number of employees | EMPLOYEE				900
Cash received from provident relief fund | $			$ 1,247,000			$ 2,854,000
Employer social security payroll tax | $					$ 1,889
Percentage of deferred payroll tax							50.00%
Number of LLC interest held (in shares)		31,838,589
Bio Ventus LLC | Subsequent Event
Class of Stock [Line Items]
Number of LLC interest held (in shares)	41,062,652
Bio Ventus LLC | BV LLC
Class of Stock [Line Items]
Number of entities acquired | Business		10
Bio Ventus LLC | IPO
Class of Stock [Line Items]
Proceeds from public offering | $		$ 111,228
BV LLC
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				27.80%
BV LLC | Subsequent Event
Class of Stock [Line Items]
Managing member, ownership interest	72.20%
Noncontrolling interest, ownership percentage by noncontrolling owners				27.80%
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Common Class A | Subsequent Event
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		250,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Number of votes per common share | Vote				1
Common Class A | BV LLC
Class of Stock [Line Items]
Number of shares issued in acquisition (in shares)		31,838,589
Common Class A | BV LLC | Subsequent Event
Class of Stock [Line Items]
Number of shares issued in acquisition (in shares)		31,838,589
Common Class A | IPO
Class of Stock [Line Items]
Number of shares issued in public offering (in shares)		9,200,000
Price per share in public offering (in dollars per share) | $ / shares		$ 13.00
Common Class A | IPO | Subsequent Event
Class of Stock [Line Items]
Number of shares issued in public offering (in shares)		9,200,000
Price per share in public offering (in dollars per share) | $ / shares		$ 13.00
Common Class A | Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in public offering (in shares)		1,200,000
Common Class A | Over-Allotment Option | Subsequent Event
Class of Stock [Line Items]
Number of shares issued in public offering (in shares)		1,200,000
Common Class A | Bio Ventus LLC | IPO
Class of Stock [Line Items]
Number of shares issued in public offering (in shares)		9,200,000
Price per share in public offering (in dollars per share) | $ / shares		$ 13.00
Common Class A | Bio Ventus LLC | Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in public offering (in shares)		1,200,000
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		50,000,000		50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Number of votes per common share | Vote				1
Shares issued or issuable, required stock to LLC interest ratio				1
Cancellation ratio, required stock to LLC interest ratio		1
Number of shares cancelled (in shares)		31,838,589
Common Class B | Subsequent Event
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		50,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Number of votes per common share | Vote				1
Shares issued or issuable, required stock to LLC interest ratio				1
Cancellation ratio, required stock to LLC interest ratio		1
Number of shares cancelled (in shares)		31,838,589